Investment Strategy	Aug. 31, 2025
Vanguard Explorer Value Fund
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Undervalued stocks are generally those that are out of favor with investors and are trading at prices that an advisor feels are below average in relation to measures such as cash flow and book value. These stocks may have above-average dividend yields.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, a value stock is a stock that is included within at least one of the following value indices or a value index determined by the advisor to be similar to the foregoing: Russell 3000 Value Index, S&P 500 Value Index, S&P MidCap 400 Value Index, S&P SmallCap 600 Value Index, CRSP U.S. Mega Cap Value Index, CRSP U.S. Large Cap Value Index, CRSP U.S. Mid Cap Value Index, CRSP U.S. Small Cap Value Index, MSCI U.S. Prime Market Value Index, MSCI U.S. Small Cap Value Index, MSCI All Country World Value Index, or FTSE All-World Value Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in value stocks.
Vanguard Mortgage-Backed Securities Index Fund
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A mortgage-backed pass-through security is a fixed income structure that pools mortgage loans with similar characteristics into a mortgage-backed security. For purposes of constructing the Target Index, the Index Provider groups these pools into “pool aggregates” based on a variety of factors. To be included in the Target Index, pool aggregates must have at least $1 billion currently outstanding and a weighted average maturity of at least 1 year.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. MBS Float Adjusted Index (the “Target Index”), which includes fixed-rate U.S. agency mortgage-backed pass-through securities issued by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index and in securities that the advisor determines have substantially identical economic characteristics to the securities that make up the Target Index.